Overview - Management and organizational structure (Details) $ in Thousands		9 Months Ended
	Jun. 17, 2017 USD ($)	Sep. 30, 2022 USD ($) item subsidiary segment	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Overview
Number of operating segments | segment		1
Numbered of owned vessels in operation | item		22
Number of chartered vessels in operations | item		5
Average Age Of Vessels		8 years
Number of wholly owned subsidiaries | subsidiary		79
Common stock | $		$ 425		$ 364
Payments for equity investments | $		$ 363	$ 5,171
Anglo Ardmore Ship Management Limited
Overview
Number of joint ventures | item		1
Percentage of ownership interest (as a percent)		50.00%
e1 Marine LLC
Overview
Number of joint ventures | item		1
Percentage of ownership interest (as a percent)	33.33%	33.33%
Element 1 Corp.
Overview
Percentage of ownership interest (as a percent)	10.00%	10.00%
Common stock | $	$ 5,300
Payments for equity investments | $	$ 4,000